Note 3 - Income Taxes	12 Months Ended
Dec. 31, 2010
Income Tax Disclosure [Abstract]
Note 3 - Income Taxes [Text Block]

3. Income Taxes

Income taxes in Brazil comprise federal income tax and social contribution, which is an additional federal income tax. The statutory enacted tax rates for income tax and social contribution have been 25% and 9%, respectively for the years ended December 31, 2010, 2009 and 2008.

The Company's taxable income is substantially generated in Brazil and therefore subject to the Brazilian statutory tax rate.

The following table reconciles the tax calculated based upon the Brazilian statutory tax rate of 34% to the income taxes expenses recorded in the consolidated statements of income.

	Year ended December 31,
	2010	2009	2008
Income before income taxes and minority interest:
Brazil	24,107	20,770	28,080
International	1,724	1,291	(1,088)

	25,831	22,061	26,992

Tax expense at statutory rates- (34%)	(8,783)	(7,501)	(9,177)
Adjustments to derive effective tax rate:
Non-deductible postretirement and health-benefits	(206)	(148)	(254)
Change in valuation allowance	(106)	(98)	(1,004)
Foreign income subject to different tax rates	339	556	25
Tax incentive (1)	131	167	219
Equity	104	114	(7)
Tax benefit from interest on shareholders'equity (see Note 16 (f))	1,991	1,331	995
Technological Innovations	157	134	162
Goodwill Impairment (see Note 17 (a))	-	-	(76)
Other	17	207	(142)

Income taxes expenses per consolidated statement of income	(6,356)	(5,238)	(9,259)

(1) On May 10, 2007, the Brazilian Federal Revenue Office recognized Petrobras' right to deduct certain tax incentives from income tax payable, covering the tax years from 2006 thru 2015. During the year ended December 31, 2010, Petrobras recognized a tax benefit in the amount of US$131 (US$167 on December 31, 2009 and US$219 on December 31, 2008) primarily related to these incentives in the Northeast, within the region covered by the Northeast Development Agency (ADENE), granting a 75% reduction in income tax payable, calculated on the profits of the exploration of the incentive activities, which have been accounted for under the flow through method.

The following table shows a breakdown between domestic and international income taxes benefits (expenses) attributable to income from continuing operations:

	Year ended December 31,
	2010	2009	2008

Brazil:
Current	(3,156)	(3,987)	(6,583)
Deferred	(2,887)	(932)	(2,463)

	(6,043)	(4,919)	(9,046)

International:
Current	(240)	(391)	(321)
Deferred	(73)	72	108

	(313)	(319)	(213)

Income taxes expenses	(6,356)	(5,238)	(9,259)

All the deferred tax assets and liabilities recorded are principally related to Brazil and there are no significant deferred tax assets and liabilities from international locations. There is no netting of deferred taxes between jurisdictions.

The major components of the deferred income taxes accounts in the consolidated balance sheets are as follows:

	As of December 31,
	2010	2009

Current assets	540	669
Valuation allowance	(5)	(8)
Current liabilities	(1)	(15)

Net current deferred tax assets	534	646

Non-current assets
Employees' postretirement benefits, net of Accumulated postretirements benefit reserves adjustments	1,458	879
Tax loss carryforwards	2,364	2,194
Other temporary differences, not significant individually	801	1,091
Valuation allowance	(1,803)	(1,691)

	2,820	2,473

Non-current liabilities
Capitalized exploration and development costs	(11,292)	(8,912)
Property, plant and equipment	(1,597)	(1,609)
Exchange variation	(1,390)	(995)
Other temporary differences, not significant individually	(928)	(526)

	(15,207)	(12,042)

Net non-current deferred tax liabilities	(12,387)	(9,569)

Non-current deferred tax assets	317	275

Non-current deferred tax liabilities	(12,704)	(9,844)

Net deferred tax liability	(11,853)	(8,923)

The Company has domestic accumulated tax loss carryforwards amounting to US$1,313 as of December 31, 2010, which are available to offset future taxable income, limited to 30% of taxable income in any individual year. These tax loss carryforwards can be carried forward indefinitely in Brazil. Management believes that for the tax benefits where valuation allowance is more likely than not that it will realize those tax benefits within ten years at the maximum.

The Company has foreign accumulated tax loss carryforwards amounting to US$5,684 as of December 31, 2010. Tax loss carryfowards exists in many international jurisdictions. Whereas some of these tax loss carryfowards do not have expiration date, others expire at various times from 2011 to 2030.

Valuation allowance has been established for certain credit loss carryfowards that reduce deferred tax to an amount that will, more likely than not, be realized. Annually management evaluates the realization of its deferred tax assets taking into consideration, among other elements, the level of historical taxable income, the projected future taxable income, tax-planning strategies, expiration dates of the tax loss carryforwards, and scheduled reversal of the existing temporary differences. The amount of the deferred tax asset considered realizable could, however, be reduced if estimates of future taxable income are reduced. The following presents the net change in the valuation allowance for the years ended December 31, 2010, 2009 and 2008:

	Year ended December 31,
	2010	2009	2008

Balance at January 1,	(1,699)	(1,614)	(667)
Additions	(146)	(185)	(1,071)
Reductions allocated to income tax expense	40	88	67
Cumulative translation adjustments	(3)	12	57

Balance at December 31,	(1,808)	(1,699)	(1,614)

Current valuation allowance	(5)	(8)	(5)
Long term valuation allowance	(1,803)	(1,691)	(1,609)

Valuation allowance additions of US$146 in 2010 and US$185 in 2009, primarily related to tax loss carryforwards from foreign operations and domestic thermoelectric power plants for which no tax benefit is expected to be realized in the foreseeable future.

The Company has not recognized a deferred tax liability of approximately US$449 for the undistributed earnings of its foreign operations that arose in 2010 and prior years as the Company considers these earnings to be indefinitely reinvested (US$280 in 2009). A deferred tax liability will be recognized when the Company no longer demonstrates that it plans to indefinitely reinvest the undistributed earnings. As of December 31, 2010, the undistributed earnings of these subsidiaries were approximately US$1,321 (US$823 as of December 31, 2009).

The Company has no unrecognized tax benefits relating to uncertain tax positions and accrued penalties and interest as of January 1, 2008, 2009 and 2010 and for the years ended December 31, 2008, 2009 and 2010. In addition, the Company does not expect that the amount of unrecognized tax benefits will increase significantly within the next 12 months.

The Company and its subsidiaries file tax returns in Brazilian jurisdiction and in many foreign jurisdictions for which is open for inspection depending on legislation applicable individually to them. In the case of the Brazilian and Argentinean tax positions, income tax returns remain subject to examination by the respective tax authorities for the years beginning in 2004.